Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment

Overview of property, plant and equipment, including right-of-use assets

	2019

	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m

31 December

Cost	1,515	268	5,730	33	1,108	8,654

Accumulated depreciation and impairment	(411)	(129)	(2,931)	(17)		(3,488)

Net book value at 31 December	1,104	139	2,799	16	1,108	5,166

Accounting policy change (IFRS 16) (note 30)		470		140		610

Net book value at 1 January	1,104	609	2,799	156	1,108	5,776

Differences on exchange	(56)	(30)	(136)	(9)	(51)	(282)

Additions

– right-of-use assets	–	85	–	77		162

– separately acquired	3	1	46	–	566	616

– acquisition of subsidiaries (note 23)	–	4	2	–	–	6

Reallocations	73	12	610	–	(695)	–

Depreciation	(37)	(114)	(308)	(62)		(521)

Impairment	(6)	(2)	(159)	–	(7)	(174)

Right-of-use assets - reassessments, modifications and terminations	–	(9)	–	(18)		(27)

Disposals	(5)	–	(27)	–		(32)

Net reclassifications as held-for-sale	–	–	(6)	–		(6)

31 December

Cost	1,503	785	5,795	215	921	9,219

Accumulated depreciation and impairment	(427)	(229)	(2,974)	(71)	–	(3,701)

Net book value at 31 December	1,076	556	2,821	144	921	5,518

	2018

	Freehold property £m	Leasehold property £m	Plant, equipment and other £m	Assets in the course of construction £m	Total £m

1 January

Cost	1,455	267	5,552	917	8,191

Accumulated depreciation and impairment	(369)	(124)	(2,816)		(3,309)

Net book value at 1 January	1,086	143	2,736	917	4,882

Differences on exchange	76	4	27	(5)	102

Additions

– separately acquired	5	1	41	722	769

Reallocations	58	2	466	(526)	–

Depreciation	(34)	(11)	(318)		(363)

Impairment	(74)	–	(120)		(194)

Disposals	(13)	–	(17)		(30)

31 December

Cost	1,515	268	5,763	1,108	8,654

Accumulated depreciation and impairment	(411)	(129)	(2,948)		(3,488)

Net book value at 31 December	1,104	139	2,815	1,108	5,166

Schedule of Cost of Freehold Land, Net Book Value of Leasehold Properties and Contracts Placed for Future Expenditure

	2019 £m	2018 £m

Cost of freehold land within freehold property on which no depreciation is provided	261	255

Leasehold land and property comprises

– net book value of long leasehold	83	100

– net book value of short leasehold	473	46

	556	146

Contracts placed for future expenditure	133	141